Convertible Redeemable Preferred Stock and Stockholders' Equity (Tables)	1 Months Ended
Jan. 31, 2015
Convertible Redeemable Preferred Stock and Stockholders' Equity
Stock option plan activity

	Shares	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2014	1,150,000	$0.06
Granted	1,456,000	$0.40
Exercised	—	—
Cancelled	—	—

Outstanding at December 31, 2013	2,606,000	$0.25
Granted	891,000	$1.85
Exercised	(727,643)	$0.14
Cancelled	(160,000)	$0.37

Outstanding at December 31, 2014	2,609,357	$0.82	8.52	$5,686

Granted	130,000	$2.75
Exercised	(40,105)	$0.95
Cancelled	(10,000)	$1.85

Outstanding at January 31, 2015	2,689,252	$0.91	8.58	$5,625

Vested and exercisable	1,019,299	$0.43	7.88	$2,619

Vested and expected to vest	2,561,421	$0.88	8.55	$5,420

Schedule of significant ranges of outstanding and exercisable options

        The following table summarizes significant ranges of outstanding and exercisable options as of January 31, 2015 (in thousands, except contractual life and exercise price):

	Options Outstanding			Options Vested and Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in Years)	Weighted Average Exercise Price	Number Vested and Exercisable	Weighted Average Exercise Price
$0.05 - $0.35	1,548,252	7.83	$0.21	829,925	$0.17
$1.00	130,000	8.87	$1.00	64,374	$1.00
$1.85	881,000	9.66	$1.85	125,000	$1.85
$2.75	130,000	9.95	$2.75	—	—

	2,689,252	8.58	$0.91	1,019,299	$0.43